OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Schedule of Other Payables and Accrued Expenses
	December 31,
	2020	2019

Accrued expenses and other	$9,749	$10,357
Subcontractors accrual	2,494	1,627
Accrued taxes	3,264	1,738
Deferred consideration	-	2,035

	$15,507	$15,757